Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 12,853,678	$ 12,201,387
Non-Performing Loans, Amount	55,686	49,580
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	5,798,966	5,711,004
Construction
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	1,890,668	1,597,996
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	624,479	602,631
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	155,204	124,308
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	102,036	104,405
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	1,385,125	1,303,148
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	1,452,168	1,434,610
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	1,140,874	1,093,360
HELOC
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	130,852	144,850
Consumer
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	173,306	85,075
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 12,797,992	$ 12,151,807
Performing Loans, % of Total Gross Loans	99.60%	99.60%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 5,771,323	$ 5,683,074
Performing Loans, % of Total Gross Loans	99.50%	99.50%
Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 1,888,241	$ 1,597,996
Performing Loans, % of Total Gross Loans	99.90%	100.00%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 624,479	$ 602,540
Performing Loans, % of Total Gross Loans	100.00%	99.90%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 154,284	$ 124,012
Performing Loans, % of Total Gross Loans	99.40%	99.80%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 101,249	$ 103,800
Performing Loans, % of Total Gross Loans	99.20%	99.40%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 1,385,125	$ 1,303,009
Performing Loans, % of Total Gross Loans	100.00%	99.90%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 1,443,197	$ 1,422,795
Performing Loans, % of Total Gross Loans	99.40%	99.20%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 1,126,480	$ 1,085,278
Performing Loans, % of Total Gross Loans	98.70%	99.30%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 130,329	$ 144,319
Performing Loans, % of Total Gross Loans	99.60%	99.60%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 173,285	$ 84,984
Performing Loans, % of Total Gross Loans	100.00%	99.90%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Performing Loans, Amount	$ 70,093	$ 70,238
Non-Performing Loans, Amount	$ 55,686	$ 49,580
Non-Performing Loans, % of Total Gross Loans	0.40%	0.40%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 27,643	$ 27,930
Non-Performing Loans, % of Total Gross Loans	0.50%	0.50%
Non-Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 2,427	$ 0
Non-Performing Loans, % of Total Gross Loans	0.10%	0.00%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 0	$ 91
Non-Performing Loans, % of Total Gross Loans	0.00%	0.10%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 920	$ 296
Non-Performing Loans, % of Total Gross Loans	0.60%	0.20%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 787	$ 605
Non-Performing Loans, % of Total Gross Loans	0.80%	0.60%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 0	$ 139
Non-Performing Loans, % of Total Gross Loans	0.00%	0.10%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 8,971	$ 11,815
Non-Performing Loans, % of Total Gross Loans	0.60%	0.80%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 14,394	$ 8,082
Non-Performing Loans, % of Total Gross Loans	1.30%	0.70%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 523	$ 531
Non-Performing Loans, % of Total Gross Loans	0.40%	0.40%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Non-Performing Loans, Amount	$ 21	$ 91
Non-Performing Loans, % of Total Gross Loans	0.00%	0.10%